Acquisitions and Divestitures - Subsequent to 2020 (Details) - USD ($) $ in Millions	Dec. 02, 2020	Feb. 10, 2021	Mar. 31, 2020	Dec. 20, 2019
RiverStone Barbados
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	60.00%		60.00%	40.00%
OMERS | Brit | Major business combination
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired		14.00%
Cash transferred		$ 375.0
OMERS | RiverStone Barbados
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired				40.00%
RiverStone Barbados
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
Proceeds from sales of investment property	$ 730.0
Contingent consideration recognised as of acquisition date	235.7
Amount of purchases of subsidiary investments committed	$ 1,200.0